CAPITAL COMMITMENT	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
CAPITAL COMMITMENT

(13) Capital Commitment

Consultant fees

On September 13, 2022, the Company and Elite Rainbow Limited (“Elite”) entered a “Listing Advisory Agreement” with major terms as follows: (ⅰ) Elite serves as the sole advisor for the Company to list on the U.S stock market; (ⅱ) Elite will pay IPO related expenses for the Company which would return the expenses when it successfully lists on a stock market or refinances. (iii) The Company issued 824 Ordinary Shares for US$30,741 to Elite, based on the net assets of US$435,500 of the Company as of September 30, 2022; (iv) The Company will pay US$3,000,000 to Elite as consulting fee if it lists on U.S stock market, which fee is exempted if there is no listing.